                           Hallmark Equity Series Trust
                                 1250 Broadway
                             New York, NY  10001-3701



January 6, 2005

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Hallmark Equity Series Trust (the "Trust")
     File Nos. 33-63300 and 811-7734
     ------------------------------------------

Ladies and Gentlemen:

On behalf of Hallmark Equity Series Trust (the "Trust"), this letter shall serve as certification under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of that Rule would not have differed from the prospectus and statement of additional information, as supplemented, contained or incorporated by reference in post-effective amendment No. 29 to the registration statement of Hallmark Equity Series Trust with respect to the Hallmark Mid-Cap Growth Fund on Form N-1A as filed electronically on January 6, 2005.

If you have any questions, please contact the undersigned at (212) 401-5562.

                                                Sincerely,

                                                /s/ Amy W. Bizar
                                                -----------------------------
                                                Amy W. Bizar, Esq.
                                                General Counsel and Secretary